DEFERRED TAX ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	$ 6.1	$ 45.0
Expiring within 1 to 3 years
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	0.0	4.4
Expiring within 4 to 7 years
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	0.0	0.8
Expiring after 7 years
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	$ 6.1	$ 39.8